Goodwill - Schedule of Goodwill (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance	$ 131,255	$ 1,296
Ending balance	124,059	131,255	$ 1,296
North America (NA) [Member]
Goodwill [Line Items]
Beginning balance	1,296	1,296	0
Acquisitions		0	1,296
Foreign currency translation adjustment		0
Ending balance	1,296	1,296	1,296
Europe, Middle East & Africa (EMEA) [Member]
Goodwill [Line Items]
Beginning balance	129,959	0	0
Acquisitions		116,709	0
Foreign currency translation adjustment	(7,196)	13,250
Ending balance	122,763	129,959	0
Other [Member]
Goodwill [Line Items]
Beginning balance	$ 0	0	0
Acquisitions		0	0
Foreign currency translation adjustment		0
Ending balance		$ 0	$ 0